DEFERRED INCOME TAXES - Source of Changes in Deferred Tax Balances and Income Tax Related Contingent Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	$ (1,879)	$ (801)
Income from continuing operations before income taxes	(1,073)	(730)
Increase (Decrease) Through Acquisition of Ownership Interest	(799)	0
Other comprehensive income	(3)	(9)
Net additions based on uncertain tax positions related to prior years	21	0
Income Tax Related Contingent Liabilities
Source of Changes in Deferred Tax Balances
Estimated financial effect of contingent liabilities	306	306
Estimated financial effect of contingent liabilities	327	306
Veladero
Source of Changes in Deferred Tax Balances
Disposition	12	0
Property, plant and equipment
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(1,851)	(15)
Environmental rehabilitation
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	37	(302)
Tax loss carry forwards
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(27)	(389)
AMT Credits [Member]
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(10)	0
Inventory
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(42)	5
Derivatives
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	0	(74)
Other
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	14	(26)
Income taxes payable [Member]
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(16)	(38)
Equity [member]
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	$ 0	$ (24)